S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 20, 2026 USD ($) $ / shares shares
SUMA Sponsor LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	2,932,500
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
SUMA Sponsor LP [Member] | Class B Ordinary Share [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	382,500
Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
SUMA Canada Sponsor LP [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Securities Issued or to be Issued, Shares (in Shares) | shares	367,500
SUMA Canada Sponsor LP [Member] | Class B Ordinary Share [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	2,817,500